SUPPLEMENT DATED JANUARY 22, 2026
                          TO THE VARIABLE ANNUITY PROSPECTUS
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                      AMERICAN GENERAL LIFE INSURANCE COMPANY

                                 SEPARATE ACCOUNT D
                          Platinum Investor Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

This supplement describes a change to investment options available under your contract.

Effective on December 31, 2025, the Opportunistic Small Cap Portfolio of BNY Mellon Variable Investment Fund was renamed the Small Cap Portfolio. Accordingly, all references to "Opportunistic Small Cap Portfolio" in the prospectus are replaced with "Small Cap Portfolio."

Should you have any questions, you may contact our Annuity Service Center at
(800) 277-0914.